Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

11. Share-Based Compensation

In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan in 2015 (the ''2015 Plan''). The 2015 Plan allows the Group to grant options to employees, directors, consultants or members of the board of directors of the Group. Under the 2015 Plan, the maximum aggregate number of shares that may be issued shall not exceed 945,103,260. The terms of the options shall not exceed ten years from the date of grant.

In July 2018, the Group adopted the 2018 Share Incentive Plan (the “2018 Plan”). The 2018 Plan allows the Group to grant options and restricted share units (“RSUs”) to employees, directors, consultants or members of the board of directors of the Group. Under the 2018 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards initially 363,130,400, plus an annual increase on the first day of each fiscal year of the company during the term of the 2018 Plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to the lessor of (i) 1.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year, and (ii) such number of shares as may be determined by our board of directors.

For the share options granted under the 2015 Plan and the 2018 Plan, in addition to the explicit service periods of four years, with 25% of the options vesting annually, Class A Ordinary Shares acquired from the exercise of vested options cannot be sold or transferred by the employees without the prior written consents of the Company within the first three years of exercise (''Restricted Shares''). In the event that employment relationship is terminated with the Company, voluntarily or involuntarily, within the three-year lock-up periods, the Company may, at its sole discretion, repurchase the Restricted Shares at the employee’s exercise price. The Group determined the substance of the lock up periods to be additional implicit service periods of three years, thereby extending the vesting terms of the options to be seven years in total. Exercise prices received before the end of the lock-up periods would be recorded as liabilities which were nil and nil as of December 31, 2017 and 2018, respectively.

RSUs The RSUs granted under the 2018 Plan vest over a period of four years with 25% vesting on each anniversary from the date of grant, or with 50% of the RSUs vesting on the second anniversary and 25% on each of the third and fourth anniversary from the date of grant.

(a)  Share options:

The following table summarize the Group’s option activities under the 2015 Plan and the 2018 Plan:

			Weighted		Weighted
		Weighted	average		average
		average	grant	Aggregate	remaining
	Number of	exercise	date fair	intrinsic	contractual
	share options	price	value	value	term
		US$	US$	US$	Years
Outstanding as of January 1, 2016	101,468,440	0.0065	0.0184	2,385	9.82
Granted	102,264,620	0.0065	0.0416
Outstanding as of December 31, 2016	203,733,060	0.0065	0.0301	10,390	9.25
Vested and expected to vest as of December 31, 2016	203,733,060	0.0065	0.0301	10,390	9.25
Granted	78,560,000	0.0065	0.1736
Forfeited	(9,850,200)	0.0065	0.0544
Outstanding as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Vested and expected to vest as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Vested and expected to vest as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying Ordinary Shares at each reporting date, for those awards that had exercise price below the estimated fair value of the relevant Ordinary Shares.

The total fair value of vested options were RMB3,106, RMB13,525 and RMB45,979 (US$6,687) for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2018, total unrecognized share-based compensation expense relating to unvested awards was RMB8,151,703 (US$1,185,616). The expense is expected to be recognized over a weighted-average period of 5.64 years.

The Group calculated the estimated fair value of the options on the respective grant dates using the binomial-lattice option valuation model with the following assumptions for each applicable period which took into account variables such as volatility, dividend yield, and risk-free interest rate, the probability that the options will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the options:

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rates	1.75%-2.66%	2.26% - 2.57%	2.97%-3.13%
Expected volatility	49.63%-50.39%	48.08% - 49.35%	46.23%-48.63%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying Ordinary Shares	$0.0308-$0.0577	$0.0858-$0.5359	$1.5146-$5.7400
Fair value of share option	$0.0273-$0.0531	$0.0808-$0.5302	$1.5091-$5.7335

(b)   RSUs:

The following table summarize the Group’s RSU activities under the 2018 Plan:

		Weighted
		average
	Number	grant date
	of RSUs	fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of December 31, 2018	8,295,240	6.2519
Vested and expected to vest as of December 31, 2018	8,295,240	6.2519

The total fair value of the Restricted Shares vested during the years ended December 31, 2018 was nil.  The weighted average grant date fair value of RSUs granted during the year ended December 31, 2018 was US$6.2519.

As of December 31, 2018, there was RMB325,060 (US$47,278) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 3.81 years using the accelerated method. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

(c)    Share-based compensation expense by function:

The Group recognized share-based compensation expenses for the years ended December 31, 2016, 2017 and 2018 as follows:

	For the years ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Costs of revenues	276	796	3,488	507
Sales and marketing expenses	563	1,675	405,805	59,022
General and administrative expenses i) / ii)	1,477	108,141	6,296,186	915,742
Research and development	1,748	5,893	136,094	19,794
	4,064	116,505	6,841,573	995,065

i)For the years ended December 31, 2016, 2017 and 2018, the Company recorded nil,  RMB103,125 and nil, respectively, in share based compensation expenses in connection with the repurchase of Class B Ordinary Shares from the Founder.

ii)In April 2018, the Company issued 254,473,500 Class A Ordinary Shares to a company controlled by the  Founder at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of Ordinary Shares on the grant date was recorded as a one-time share based compensation expense of RMB5,953,717 (US$865,932) in general and administration expenses. No such transaction took place during the years ended December 31, 2016 and 2017.